FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments break down of swaps
Total	R$ 56,150	R$ 143,754
Ineffective portion of hedge	2,449	1,289
(Net) result of transactions with derivatives	10,788	R$ (41,985)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	48,465
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(14,418)
TJLP x CDI
Derivative financial instruments break down of swaps
Total	7,737
IPCA x CDI
Derivative financial instruments break down of swaps
Total	14,366
2019
Derivative financial instruments break down of swaps
Total	52,526
2019 | Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	48,465
2019 | CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(14,418)
2019 | TJLP x CDI
Derivative financial instruments break down of swaps
Total	7,737
2019 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	10,742
2020
Derivative financial instruments break down of swaps
Total	1,679
2020 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	1,679
2021
Derivative financial instruments break down of swaps
Total	1,753
2021 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	1,753
2022 onwards
Derivative financial instruments break down of swaps
Total	192
2022 onwards | IPCA x CDI
Derivative financial instruments break down of swaps
Total	R$ 192